Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Emerging Markets Multi-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current expenses as of fiscal year end, plus anticipated additional expenses under the Fund's shareholder service plan.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 29, 2016, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest its assets primarily in equity securities of companies located in emerging market countries that the Fund's sub-adviser considers to be high quality companies, to offer attractive valuations, or both. The Fund may invest in companies of any size or market capitalization.

In seeking to identify high quality companies, the Fund's sub-adviser typically looks for companies that have some or all of the following characteristics: profitability, stability, financial strength, and management quality. In seeking to identify companies offering attractive valuations, the sub-adviser relies on an evaluation of a number of valuation metrics, such as dividends, cash-flow, earnings, sales and asset-based measures as well as quality metrics, such as profitability, stability and financial strength. The sub-adviser's process includes a careful evaluation of a variety of risks that may affect the Fund's portfolio holdings. The sub-adviser seeks to avoid companies that it considers to have glamour stock attributes, such as high beta, volatility, and excessive trading activity. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located in emerging market countries. The sub-adviser generally considers equity securities to consist of common and preferred stocks, warrants to purchase common or preferred stocks and depositary receipts for common or preferred stocks. The notional value of the Fund's investments in derivatives or other synthetic instruments described below that provide exposure comparable, in the judgment of the sub-adviser, to investments in equity securities may be counted toward satisfaction of this 80% policy.

The Fund's sub-adviser currently considers "emerging market" countries to be countries included in the MSCI Emerging Markets Index, which covers 23 countries and over 800 stocks in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. Although the Fund expects typically to invest in a variety of emerging market countries and other countries throughout the world, the Fund may, from time to time, invest a substantial portion of its net assets in any one country or group of countries. The Fund will consider an issuer to be located in a country if it is organized under the laws of that country, if it is domiciled in that country, if it is principally traded in that country, or if the sub-adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from that country. Actual geographic and sector allocations within the Fund's portfolio are principally the result of application of the quality and value disciplines described above.

The Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing ownership of foreign securities or in depositary receipts relating to U.S. securities. The Fund may purchase securities issued by other investment funds and pools, such as real estate investment trusts ("REITs"), income trusts, master limited partnerships ("MLPs"), open-end mutual funds, closed-end funds, and exchange traded funds ("ETFs"). The Fund may use exchange-traded or over-the-counter derivatives that generally consist of futures contracts, swaps, and options, and other derivative instruments, including over-the-counter instruments, and will normally do so in order to gain exposure to particular securities or markets, in connection with hedging transactions, or for purposes of efficient portfolio management, including managing cash flows or as part of the Fund's risk management process. The sub-adviser's investment process may result in frequent trading of the Fund's portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller companies;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Depositary Receipts Risk: depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies to provide an investor an indirect investment in underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading markets. Unsponsored depositary receipts may be less liquid than sponsored depositary receipts;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  MLP Risk: investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. The manner and extent of the Fund's investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance; and

•  Limited Operating History Risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on June 25, 2013, it does not yet have a calendar year of investment performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on June 25, 2013, it does not yet have a calendar year of investment performance.
Schroder Emerging Markets Multi-Cap Equity Fund - R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,592
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	577
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,592
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,743
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	623
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,743
Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	699
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,991
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	699
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,991

[1]	"Other Expenses" have been restated to reflect current expenses as of fiscal year end, plus anticipated additional expenses under the Fund's shareholder service plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2016 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 0.90% of the R6 Shares' average daily net assets, for the Fund's Investor Shares, exceed 1.05% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.30% of Advisor Shares' average daily net assets. In addition, the Fund's adviser has contractually agreed through February 29, 2016 to limit the management fees paid by the Fund to 0.80% of the Fund's average daily net assets. The expense limitation and the management fee limitation may only be terminated during their terms by the Board of Trustees.